Investments - Schedule of Contractual Maturity of Available-for-sale Investments (Details) - A Place For Rover INC - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Investments [Line Items]
Less than 1 year		$ 25,307,000
1 to 5 years		10,826,000
Total	$ 0	36,133,000
Corporate Securities and Commercial Paper
Schedule Of Investments [Line Items]
Less than 1 year		17,187,000
1 to 5 years		8,168,000
Total		25,355,000
Asset-backed Securities
Schedule Of Investments [Line Items]
1 to 5 years		660,000
Total		660,000
Certificates of Deposit
Schedule Of Investments [Line Items]
Less than 1 year		8,120,000
1 to 5 years		1,998,000
Total		$ 10,118,000